Secured Convertible Debenture (Tables)	12 Months Ended
Dec. 31, 2015
Secured Convertible Debenture [Abstract]
Schedule of secured convertible debentures
	December 31, 2015	December 31, 2014

On September 10, 2014, the Company issued a convertible debenture to an entity in the principal amount of $250,000, convertible into shares of the Company’s Common Stock at $0.25 per share, subject to adjustment. The note bears interest at the rate of 10% per annum and both principal and interest are due on March 10, 2015	-	$250,000

On December 10, 2014, the Company issued a convertible debenture to an individual in the principal amount of $100,000, convertible into shares of the Company’s Common Stock at $0.25 per share, subject to adjustment, and warrants to purchase 100,000 shares of Company Common Stock. The note bears interest at the rate of 12% per annum and both principal and interest are due on December 10, 2015	-	100,000

On December 12, 2014, the Company issued a convertible debenture to an individual in the principal amount of $50,000, convertible into shares of the Company’s Common Stock at $0.25 per share, subject to adjustment, and warrants to purchase 50,000 shares of Company Common Stock. The note bears interest at the rate of 12% per annum and both principal and interest are due on December 12, 2015	-	50,000

On December 16, 2014, the Company issued a convertible debenture to an individual in the principal amount of $100,000, convertible into shares of the Company’s Common Stock at $0.25 per share, subject to adjustment, and warrants to purchase 100,000 shares of Company Common Stock. The note bears interest at the rate of 12% per annum and both principal and interest are due on December 16, 2015 (Kerr)	-	100,000

On December 12, 2014, the Company issued a convertible debenture to an individual in the principal amount of $25,000, convertible into shares of the Company’s Common Stock at $0.25 per share, subject to adjustment, and warrants to purchase 25,000 shares of Company Common Stock. The note bears interest at the rate of 12% per annum and both principal and interest are due on December 12, 2015	-	25,000

On December 4, 2014, the Company issued a convertible debenture to an individual in the principal amount of $100,000, convertible into shares of the Company’s Common Stock at $0.25 per share, subject to adjustment, and warrants to purchase 100,000 shares of Company Common Stock. The note bears interest at the rate of 12% per annum and both principal and interest are due on December 4, 2015	-	100,000

On December 12, 2014, the Company issued a convertible debenture to an individual in the principal amount of $50,000, convertible into shares of the Company’s Common Stock at $0.25 per share, subject to adjustment, and warrants to purchase 50,000 shares of Company Common Stock. The note bears interest at the rate of 12% per annum and both principal and interest are due on December 12, 2015	-	50,000

On December 4, 2014, the Company issued a convertible debenture to an individual in the principal amount of $100,000, convertible into shares of the Company’s Common Stock at $0.25 per share, subject to adjustment, and warrants to purchase 100,000 shares of Company Common Stock. The note bears interest at the rate of 12% per annum and both principal and interest are due on December 4, 2015	-	100,000

On December 12, 2014, the Company issued a convertible debenture to an individual in the principal amount of $25,000, convertible into shares of the Company’s Common Stock at $0.25 per share, subject to adjustment, and warrants to purchase 25,000 shares of Company Common Stock. The note bears interest at the rate of 12% per annum and both principal and interest are due on December 12, 2015	-	25,000

Less debt discount	$-	$(150,816)

Total secured convertible notes	$-	649,184